CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash, cash equivalents and restricted cash at end of the year	$ 1,559,007	¥ 10,172,519	$ 220,136	¥ 1,436,389	¥ 95,523	¥ 521,883
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year				147	331
Cash, cash equivalents and restricted cash of continuing operations at end of the year	$ 1,559,007	¥ 10,172,519		¥ 1,436,242	¥ 95,192